Valued Advisers Trust

Belmont Theta Income Fund

Supplement to the Statement of Additional Information dated May 31, 2019

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated May 31, 2019, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-789-1087.

Valued Advisers Trust

BFS Equity Fund

Supplement to the Statement of Additional Information dated September 28, 2019

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2019, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-855-575-2430.

Valued Advisers Trust

Dana Large Cap Equity Fund, Dana Small Cap Equity Fund and Dana Epiphany ESG Equity Fund

Supplement to the Statement of Additional Information dated February 28, 2020

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Funds may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Funds hold may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Funds may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Prospectus, dated February 28, 2020, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Funds at 1-855-280-9648.

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Statement of Additional Information dated February 28, 2020

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2020, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-800-247-1014.

Valued Advisers Trust

Golub Group Equity Fund

Supplement to the Statement of Additional Information dated May 31, 2019

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated May 31, 2019, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-866-954-6682.

Valued Advisers Trust

Green Owl Intrinsic Value Fund

Supplement to the Statement of Additional Information dated February 28, 2020

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2020, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-888-695-3729.

Valued Advisers Trust

LS Opportunity Fund

Supplement to the Statement of Additional Information dated September 28, 2019

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated September 28, 2019, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-336-6763.

Valued Advisers Trust

SMI 50/40/10 Fund, SMI Dynamic Allocation Fund and Sound Mind Investing Fund

Supplement to the Statement of Additional Information dated February 28, 2020

Supplement dated March 30, 2020

Effective immediately, the below Market Risk disclosure is included under the “Additional Information About Fund Investments and Risk Considerations” section of the Statement of Additional Information.

Market Risk. The Funds may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Funds hold may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Funds may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

* * * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. A Prospectus, dated February 28, 2020, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-764-3863.